INVESTMENT IN JET-TALK (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT IN JET TALK:
Schedule of investments in jet talk
	December 31, 2023	December 31, 2022	December 31, 2021
Net loss Company share	442	705	3,722
Company's share in the loss of a company accounted by equity method, net	226	360	1,898